UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

             525 Market Street, 12th Floor, San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                             C. David Messman Wells
                           Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691

                     Date of fiscal year end: July 31, 2010

                    Date of reporting period: April 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

ENDEAVOR SELECT FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
COMMON STOCKS: 99.91%
AUTO & TRUCKS: 5.03%
     863,400  DAIMLER AG                                                                                      $    43,981,596
   2,002,200  FORD MOTOR COMPANY+<<                                                                                26,068,644

                                                                                                                   70,050,240
                                                                                                              ---------------
BIOPHARMACEUTICALS: 2.04%
     484,265  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                           28,440,883
                                                                                                              ---------------
COMPUTER TECHNOLOGIES: 6.33%
     337,449  APPLE INCORPORATED+                                                                                  88,114,683
                                                                                                              ---------------
COSMETICS, PERSONAL CARE: 1.89%
     398,691  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                          26,281,711
                                                                                                              ---------------
CRUDE PETROLEUM & NATURAL GAS: 2.78%
     506,000  NOBLE ENERGY INCORPORATED                                                                            38,658,400
                                                                                                              ---------------
DATA SERVICES: 1.49%
     599,300  NETAPP INCORPORATED+                                                                                 20,777,731
                                                                                                              ---------------
DEPOSITORY INSTITUTIONS: 2.12%
   1,651,500  BANK OF AMERICA CORPORATION                                                                          29,446,245
                                                                                                              ---------------
E-COMMERCE/SERVICES: 10.13%
     293,000  AMAZON.COM INCORPORATED+                                                                             40,158,580
     624,277  EBAY INCORPORATED+                                                                                   14,864,035
     103,182  GOOGLE INCORPORATED CLASS A+                                                                         54,215,950
     121,000  PRICELINE.COM INCORPORATED+<<                                                                        31,708,050

                                                                                                                  140,946,615
                                                                                                              ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.86%
     777,900  ILLINOIS TOOL WORKS INCORPORATED                                                                     39,750,690
                                                                                                              ---------------
GENERAL MERCHANDISE STORES: 3.33%
     507,631  DOLLAR GENERAL CORPORATION+                                                                          14,503,018
     688,500  TJX COMPANIES INCORPORATED                                                                           31,905,090

                                                                                                                   46,408,108
                                                                                                              ---------------
HEALTH SERVICES: 6.53%
     593,300  EXPRESS SCRIPTS INCORPORATED+                                                                        59,407,129
     486,300  MCKESSON CORPORATION                                                                                 31,517,103

                                                                                                                   90,924,232
                                                                                                              ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.89%
     380,900  PARKER HANNIFIN CORPORATION                                                                          26,350,662
                                                                                                              ---------------
INSURANCE CARRIERS: 1.45%
     666,700  UNITEDHEALTH GROUP INCORPORATED                                                                      20,207,677
                                                                                                              ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 1.72%
     658,400  AGILENT TECHNOLOGIES INCORPORATED+                                                                   23,873,584
                                                                                                              ---------------
MEDICAL EQUIPMENT & SUPPLIES: 2.49%
     722,200  COVIDIEN LIMITED                                                                                     34,658,378
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

ENDEAVOR SELECT FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
MEDICAL PRODUCTS: 2.20%
     480,900  ALLERGAN INCORPORATED                                                                           $    30,628,521
                                                                                                              ---------------
MOTION PICTURES: 3.44%
   1,297,812  WALT DISNEY COMPANY                                                                                  47,811,394
                                                                                                              ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 2.19%
     337,959  FEDEX CORPORATION                                                                                    30,419,690
                                                                                                              ---------------
NETWORKING: 5.50%
   2,014,100  CISCO SYSTEMS INCORPORATED+                                                                          54,219,572
     783,700  JUNIPER NETWORKS INCORPORATED+                                                                       22,264,917

                                                                                                                   76,484,489
                                                                                                              ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 7.25%
   1,313,800  AMERICAN EXPRESS COMPANY                                                                             60,592,456
     162,700  MASTERCARD INCORPORATED                                                                              40,356,108

                                                                                                                  100,948,564
                                                                                                              ---------------
OIL & GAS EXTRACTION: 3.52%
     387,600  ANADARKO PETROLEUM CORPORATION                                                                       24,093,216
     428,500  NEWFIELD EXPLORATION COMPANY+                                                                        24,934,415

                                                                                                                   49,027,631
                                                                                                              ---------------
PRIMARY METAL INDUSTRIES: 2.11%
     229,300  PRECISION CASTPARTS CORPORATION                                                                      29,428,362
                                                                                                              ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.87%
   1,133,100  INVESCO LIMITED                                                                                      26,049,969
                                                                                                              ---------------
SEMICONDUCTORS: 10.11%
     596,354  BROADCOM CORPORATION CLASS A                                                                         20,568,249
   1,700,800  EMC CORPORATION+                                                                                     32,332,208
   1,319,232  INTEL CORPORATION                                                                                    30,118,067
   1,696,600  MARVELL TECHNOLOGY GROUP LIMITED+                                                                    35,034,790
   1,440,220  NVIDIA CORPORATION+                                                                                  22,640,258

                                                                                                                  140,693,572
                                                                                                              ---------------
SOFTWARE: 5.34%
   2,434,400  MICROSOFT CORPORATION                                                                                74,346,576
                                                                                                              ---------------
TELECOMMUNICATIONS: 2.62%
     892,947  AMERICAN TOWER CORPORATION CLASS A+                                                                  36,441,167
                                                                                                              ---------------
TRANSPORTATION BY AIR: 1.68%
   1,939,700  DELTA AIR LINES INCORPORATED+                                                                        23,431,576
                                                                                                              ---------------
TOTAL COMMON STOCKS (COST $1,141,894,566)                                                                       1,390,601,350
                                                                                                              ---------------

PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
---------                                                                     -------------   -------------
SHORT-TERM INVESTMENTS: 3.69%
CORPORATE BONDS & NOTES: 0.55%
$  6,874,299  GRYPHON FUNDING LIMITED(v)(a)(i)                                    0.00%         08/05/2010          2,775,842

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

ENDEAVOR SELECT FUND

PRINCIPAL                             SECURITY NAME                           INTEREST RATE   MATURITY DATE        VALUE
---------     -------------------------------------------------------------   -------------   -------------   ---------------
CORPORATE BONDS & NOTES (continued)
$  9,000,290  VFNC CORPORATION(v)+++/-(a)(i)                                      0.28%         09/30/2010    $     4,950,160

                                                                                                                    7,726,002
                                                                                                              ---------------

SHARES                                                                            YIELD
------                                                                        -------------
INVESTMENT COMPANIES: 3.14%
   2,970,128  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~(l)                      0.12                             2,970,128
  40,747,800  WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(v)(u)(l)        0.23                            40,747,800
                                                                                                                   43,717,928
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $49,690,559)                                                                    51,443,930
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,191,585,125)*                                               103.60%                                    1,442,045,280
OTHER ASSETS AND LIABILITIES, NET                                     (3.60)                                      (50,136,270)
                                                                     ------                                   ---------------
TOTAL NET ASSETS                                                     100.00%                                  $ 1,391,909,010
                                                                     ------                                   ---------------

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(l)  INVESTMENT IN AN AFFILIATE.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,210,720,300 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $259,885,859
GROSS UNREALIZED DEPRECIATION    (28,560,879)
                                ------------
NET UNREALIZED APPRECIATION     $231,324,980

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

U.S. VALUE FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
COMMON STOCKS: 92.81%
AEROSPACE, DEFENSE: 1.11%
      20,700  BOEING COMPANY                                                                                  $     1,499,301
       1,000  LOCKHEED MARTIN CORPORATION                                                                              84,890
       1,000  UNITED TECHNOLOGIES CORPORATION                                                                          74,950

                                                                                                                    1,659,141
                                                                                                              ---------------
APPAREL & ACCESSORY STORES: 1.14%
      22,500  NIKE INCORPORATED CLASS B                                                                             1,707,975
                                                                                                              ---------------
BUSINESS SERVICES: 0.65%
       9,000  OMNICOM GROUP INCORPORATED                                                                              383,940
      37,000  TOTAL SYSTEM SERVICES INCORPORATED                                                                      592,370

                                                                                                                      976,310
                                                                                                              ---------------
CHEMICALS: 0.02%
         580  BASF AG ADR                                                                                              33,669
                                                                                                              ---------------
CHEMICALS & ALLIED PRODUCTS: 1.86%
      25,000  DOW CHEMICAL COMPANY                                                                                    770,750
      50,631  E.I. DU PONT DE NEMOURS & COMPANY                                                                     2,017,139

                                                                                                                    2,787,889
                                                                                                              ---------------
COMMUNICATIONS: 2.16%
      50,000  AT&T INCORPORATED                                                                                     1,303,000
      25,083  TIME WARNER CABLE INCORPORATED                                                                        1,410,919
      17,800  VERIZON COMMUNICATIONS INCORPORATED                                                                     514,242

                                                                                                                    3,228,161
                                                                                                              ---------------
COMMUNICATIONS EQUIPMENT: 0.10%
       2,000  GENERAL DYNAMICS CORPORATION                                                                            152,720
                                                                                                              ---------------
CONGLOMERATES: 4.16%
     330,000  GENERAL ELECTRIC COMPANY                                                                              6,223,800
                                                                                                              ---------------
CRUDE PETROLEUM & NATURAL GAS: 1.27%
      24,800  NOBLE ENERGY INCORPORATED                                                                             1,894,720
                                                                                                              ---------------
DEPOSITORY INSTITUTIONS: 18.45%
       9,163  BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                                  120,310
     362,600  BANK OF AMERICA CORPORATION                                                                           6,465,158
      54,000  BRANCH BANKING AND TRUST CORPORATION                                                                  1,794,960
       1,653  COMMERCE BANCSHARES INCORPORATED                                                                         68,467
     126,300  JPMORGAN CHASE & COMPANY                                                                              5,377,854
     234,500  KEYCORP                                                                                               2,115,190
       1,900  M&T BANK CORPORATION<<                                                                                  165,965
      52,800  NORTHERN TRUST CORPORATION                                                                            2,902,944
      14,600  PEOPLE'S UNITED FINANCIAL INCORPORATED                                                                  226,738
      48,700  PNC FINANCIAL SERVICES GROUP INCORPORATED                                                             3,273,127
      73,000  REGIONS FINANCIAL CORPORATION                                                                           645,320
     166,000  US BANCORP                                                                                            4,443,820

                                                                                                                   27,599,853
                                                                                                              ---------------
ELECTRIC, GAS & SANITARY SERVICES: 2.01%
      30,000  AQUA AMERICA INCORPORATED<<                                                                             549,900
      24,000  PROGRESS ENERGY INCORPORATED                                                                            958,080

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

U.S. VALUE FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES (continued)
      43,000  WASTE MANAGEMENT INCORPORATED                                                                   $     1,491,240
                                                                                                                    2,999,220
                                                                                                              ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.08%
      89,000  ATMI INCORPORATED+                                                                                    1,613,570
                                                                                                              ---------------
FOOD & KINDRED PRODUCTS: 1.83%
      56,000  SYSCO CORPORATION                                                                                     1,766,240
      18,100  THE COCA-COLA COMPANY                                                                                   967,445

                                                                                                                    2,733,685
                                                                                                              ---------------
FOOD STORES: 2.09%
     140,600  KROGER COMPANY                                                                                        3,125,538
                                                                                                              ---------------
FORESTRY: 2.14%
      64,700  WEYERHAEUSER COMPANY                                                                                  3,203,944
                                                                                                              ---------------
GENERAL MERCHANDISE STORES: 1.29%
      34,000  TARGET CORPORATION                                                                                    1,933,580
                                                                                                              ---------------
HOUSEHOLD PRODUCTS, WARE: 1.06%
      25,400  PROCTER & GAMBLE COMPANY                                                                              1,578,864
                                                                                                              ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.58%
      26,600  3M COMPANY                                                                                            2,358,622
                                                                                                              ---------------
INSURANCE CARRIERS: 4.52%
       8,800  AETNA INCORPORATED                                                                                      260,040
      43,300  ALLSTATE CORPORATION                                                                                  1,414,611
      28,800  CHUBB CORPORATION                                                                                     1,522,656
       7,800  CIGNA CORPORATION                                                                                       250,068
      74,300  FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                            1,127,874
      15,000  MARSH & MCLENNAN COMPANIES INCORPORATED                                                                 363,300
      23,800  THE TRAVELERS COMPANIES INCORPORATED                                                                  1,207,612
      11,500  WELLPOINT INCORPORATED+                                                                                 618,700

                                                                                                                    6,764,861
                                                                                                              ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.36%
      50,000  BOSTON SCIENTIFIC CORPORATION+                                                                          344,000
      29,000  DANAHER CORPORATION                                                                                   2,444,120
      13,400  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                  740,752

                                                                                                                    3,528,872
                                                                                                              ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.22%
       6,800  COVIDIEN LIMITED                                                                                        326,332
                                                                                                              ---------------
MEDICAL PRODUCTS: 1.40%
      44,200  BAXTER INTERNATIONAL INCORPORATED                                                                     2,087,124
                                                                                                              ---------------
METAL MINING: 1.40%
     110,700  KINROSS GOLD CORPORATION                                                                              2,099,979
                                                                                                              ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.69%
      65,100  TYCO INTERNATIONAL LIMITED                                                                            2,525,229
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

U.S. VALUE FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.57%
      26,000  FEDEX CORPORATION                                                                               $     2,340,260
                                                                                                              ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.27%
     123,200  DISCOVER FINANCIAL SERVICES                                                                           1,904,672
                                                                                                              ---------------
OFFICE SUPPLIES: 1.50%
     326,500  OFFICE DEPOT INCORPORATED+                                                                            2,239,790
                                                                                                              ---------------
OIL & GAS EXTRACTION: 3.93%
      45,500  ANADARKO PETROLEUM CORPORATION                                                                        2,828,280
      28,000  DEVON ENERGY CORPORATION                                                                              1,885,240
      24,700  ENSCO INTERNATIONAL PLC ADR                                                                           1,165,346

                                                                                                                    5,878,866
                                                                                                              ---------------
OIL FIELD EQUIPMENT & SERVICES: 2.10%
      13,200  HALLIBURTON COMPANY                                                                                     404,580
      62,000  NATIONAL OILWELL VARCO INCORPORATED                                                                   2,729,860

                                                                                                                    3,134,440
                                                                                                              ---------------
PAPER & ALLIED PRODUCTS: 1.73%
      96,700  INTERNATIONAL PAPER COMPANY                                                                           2,585,758
                                                                                                              ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 9.60%
      49,600  CHEVRON CORPORATION                                                                                   4,039,424
      36,500  CONOCOPHILLIPS                                                                                        2,160,435
      91,000  EXXON MOBIL CORPORATION                                                                               6,174,350
      31,300  HESS CORPORATION                                                                                      1,989,115

                                                                                                                   14,363,324
                                                                                                              ---------------
PHARMACEUTICALS: 5.71%
      32,400  JOHNSON & JOHNSON                                                                                     2,083,320
      68,000  MERCK & COMPANY INCORPORATED                                                                          2,382,720
     244,000  PFIZER INCORPORATED                                                                                   4,079,680

                                                                                                                    8,545,720
                                                                                                              ---------------
PRIMARY METAL INDUSTRIES: 1.05%
      29,500  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                   1,577,365
                                                                                                              ---------------
RAILROAD TRANSPORTATION: 1.02%
      20,100  UNION PACIFIC CORPORATION                                                                             1,520,766
                                                                                                              ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.64%
      29,000  ANNALY CAPITAL MANAGEMENT INCORPORATED                                                                  491,550
      15,800  EXTERRAN HOLDINGS INCORPORATED+                                                                         460,570

                                                                                                                      952,120
                                                                                                              ---------------
RETAIL-DRUG STORES: 1.72%
      73,200  WALGREEN COMPANY                                                                                      2,572,980
                                                                                                              ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.69%
       2,100  GOLDMAN SACHS GROUP INCORPORATED                                                                        304,920
      22,800  LEGG MASON INCORPORATED                                                                                 722,532

                                                                                                                    1,027,452
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

U.S. VALUE FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
SOFTWARE: 3.03%
      91,500  MICROSOFT CORPORATION                                                                           $     2,794,410
     103,600  SYMANTEC CORPORATION+                                                                                 1,737,372

                                                                                                                    4,531,782
                                                                                                              ---------------
TELECOMMUNICATIONS: 1.66%
     112,000  VODAFONE GROUP PLC ADR<<                                                                              2,486,400
                                                                                                              ---------------
TOTAL COMMON STOCKS (COST $127,795,242)                                                                           138,805,353
                                                                                                              ---------------

PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
---------                                                                     -------------   -------------
SHORT-TERM INVESTMENTS: 5.91%
CORPORATE BONDS & NOTES: 0.26%
$    349,620  GRYPHON FUNDING LIMITED(v)(a)(i)                                    0.00%         08/05/2010            141,176
     457,746  VFNC CORPORATION(v)+++/-(a)(i)                                      0.28          09/30/2010            251,760
                                                                                                              ---------------
                                                                                                                      392,936

SHARES                                                                            YIELD
------                                                                        -------------
INVESTMENT COMPANIES: 5.65%
   5,370,071  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~(l)                     0.23                              5,370,071
   3,074,775  WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(v)(u)(l)       0.12                              3,074,775
                                                                                                              ---------------
                                                                                                                    8,444,846
TOTAL SHORT-TERM INVESTMENTS (COST $8,748,608)                                                                      8,837,782
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $136,543,850)*                                                  98.72%                                      147,643,135
OTHER ASSETS AND LIABILITIES, NET                                      1.28                                         1,921,203
                                                                     ------                                   ---------------
TOTAL NET ASSETS                                                     100.00%                                  $   149,564,338
                                                                     ------                                   ---------------

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(l)  INVESTMENT IN AN AFFILIATE.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $137,322,328 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $18,883,927
GROSS UNREALIZED DEPRECIATION    (8,563,120)
                                -----------
NET UNREALIZED APPRECIATION     $10,320,807

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

CAPITAL GROWTH FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
COMMON STOCKS: 100.25%
APPAREL & ACCESSORY STORES: 1.67%
     585,700  COACH INCORPORATED                                                                              $    24,452,973
                                                                                                              ---------------
AUTO & TRUCKS: 3.52%
     602,800  DAIMLER AG<<                                                                                         30,706,632
   1,597,500  FORD MOTOR COMPANY+<<                                                                                20,799,450

                                                                                                                   51,506,082
                                                                                                              ---------------
BIOPHARMACEUTICALS: 2.28%
     110,929  CELGENE CORPORATION+                                                                                  6,872,052
     451,210  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                           26,499,563

                                                                                                                   33,371,615
                                                                                                              ---------------
BUSINESS SERVICES: 3.00%
     372,623  ALLIANCE DATA SYSTEMS CORPORATION+                                                                   27,969,082
     467,100  AUTODESK INCORPORATED+                                                                               15,886,071

                                                                                                                   43,855,153
                                                                                                              ---------------
CASINO & GAMING: 0.90%
     529,135  LAS VEGAS SANDS CORPORATION+<<                                                                       13,154,296
                                                                                                              ---------------
CHEMICALS & ALLIED PRODUCTS: 1.63%
     487,850  ECOLAB INCORPORATED                                                                                  23,826,594
                                                                                                              ---------------
COMMUNICATIONS: 1.84%
     267,672  EQUINIX INCORPORATED+<<                                                                              26,941,187
                                                                                                              ---------------
COMMUNICATIONS EQUIPMENT: 1.88%
     967,800  JUNIPER NETWORKS INCORPORATED+                                                                       27,495,198
                                                                                                              ---------------
COMPUTER TECHNOLOGIES: 4.87%
     272,345  APPLE INCORPORATED+                                                                                  71,114,726
                                                                                                              ---------------
COSMETICS, PERSONAL CARE: 1.49%
     330,658  ESTEE LAUDER COMPANIES INCORPORATED CLASS A                                                          21,796,975
                                                                                                              ---------------
CRUDE PETROLEUM & NATURAL GAS: 1.56%
     298,350  NOBLE ENERGY INCORPORATED                                                                            22,793,940
                                                                                                              ---------------
DATA SERVICES: 0.98%
     415,100  NETAPP INCORPORATED+                                                                                 14,391,517
                                                                                                              ---------------
DEPOSITORY INSTITUTIONS: 2.51%
   1,153,100  BANK OF AMERICA CORPORATION                                                                          20,559,773
     377,800  JPMORGAN CHASE & COMPANY                                                                             16,086,724
                                                                                                                   36,646,497
                                                                                                              ---------------
E-COMMERCE/SERVICES: 7.81%
     261,100  AMAZON.COM INCORPORATED+                                                                             35,786,366
     553,791  EBAY INCORPORATED+                                                                                   13,185,764
      98,144  GOOGLE INCORPORATED CLASS A+                                                                         51,568,783
      51,950  PRICELINE.COM INCORPORATED+                                                                          13,613,498

                                                                                                                  114,154,411
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

CAPITAL GROWTH FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 0.74%
     226,150  QUESTAR CORPORATION                                                                             $    10,843,893
                                                                                                              ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 1.32%
     416,950  AMPHENOL CORPORATION CLASS A                                                                         19,267,260
                                                                                                              ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 2.15%
     616,250  ILLINOIS TOOL WORKS INCORPORATED                                                                     31,490,375
                                                                                                              ---------------
GENERAL MERCHANDISE STORES: 2.83%
     409,433  DOLLAR GENERAL CORPORATION+                                                                          11,697,501
     640,750  TJX COMPANIES INCORPORATED                                                                           29,692,355

                                                                                                                   41,389,856
                                                                                                              ---------------
HEALTH SERVICES: 5.57%
     399,200  EXPRESS SCRIPTS INCORPORATED+                                                                        39,971,896
     338,700  MCKESSON CORPORATION                                                                                 21,951,147
     330,150  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                 19,452,438

                                                                                                                   81,375,481
                                                                                                              ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.74%
     368,050  PARKER HANNIFIN CORPORATION                                                                          25,461,699
                                                                                                              ---------------
INSURANCE CARRIERS: 1.26%
     605,300  UNITEDHEALTH GROUP INCORPORATED                                                                      18,346,643
                                                                                                              ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.30%
     689,640  AGILENT TECHNOLOGIES INCORPORATED+                                                                   25,006,346
     381,500  ROCKWELL AUTOMATION INCORPORATED                                                                     23,164,680

                                                                                                                   48,171,026
                                                                                                              ---------------
MEDIA - COMMUNICATION: 1.24%
     417,184  CBS CORPORATION CLASS B                                                                               6,824,504
     311,234  DIRECTV+<<                                                                                           11,276,008

                                                                                                                   18,100,512
                                                                                                              ---------------
MEDICAL EQUIPMENT & SUPPLIES: 1.61%
     489,100  COVIDIEN LIMITED                                                                                     23,471,909
                                                                                                              ---------------
MEDICAL PRODUCTS: 1.47%
     336,250  ALLERGAN INCORPORATED                                                                                21,415,763
                                                                                                              ---------------
MISCELLANEOUS RETAIL: 0.89%
     219,500  COSTCO WHOLESALE CORPORATION                                                                         12,968,060
                                                                                                              ---------------
MOTION PICTURES: 2.38%
     944,795  WALT DISNEY COMPANY                                                                                  34,806,248
                                                                                                              ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 1.93%
     313,636  FEDEX CORPORATION                                                                                    28,230,376
                                                                                                              ---------------
NETWORKING: 3.51%
   1,905,050  CISCO SYSTEMS INCORPORATED+                                                                          51,283,946
                                                                                                              ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 5.10%
     827,800  AMERICAN EXPRESS COMPANY                                                                             38,178,136

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

CAPITAL GROWTH FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
     146,750  MASTERCARD INCORPORATED                                                                         $    36,399,870

                                                                                                                   74,578,006
                                                                                                              ---------------
OIL & GAS EXTRACTION: 3.30%
     253,750  ANADARKO PETROLEUM CORPORATION                                                                       15,773,100
     374,150  NEWFIELD EXPLORATION COMPANY+                                                                        21,771,789
     269,000  NOBLE CORPORATION                                                                                    10,622,810

                                                                                                                   48,167,699
                                                                                                              ---------------
PRIMARY METAL INDUSTRIES: 1.59%
     180,950  PRECISION CASTPARTS CORPORATION                                                                      23,223,123
                                                                                                              ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.24%
      69,150  GOLDMAN SACHS GROUP INCORPORATED                                                                     10,040,580
     984,950  INVESCO LIMITED                                                                                      22,644,001

                                                                                                                   32,684,581
                                                                                                              ---------------
SEMICONDUCTORS: 9.01%
     432,270  BROADCOM CORPORATION CLASS A                                                                         14,908,992
   1,675,200  EMC CORPORATION+                                                                                     31,845,552
   1,399,346  INTEL CORPORATION                                                                                    31,947,069
   1,061,350  MARVELL TECHNOLOGY GROUP LIMITED+                                                                    21,916,878
   1,031,400  MICRON TECHNOLOGY INCORPORATED+                                                                       9,643,590
   1,366,404  NVIDIA CORPORATION+                                                                                  21,479,871
           1  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED ADR                                                       11

                                                                                                                  131,741,963
                                                                                                              ---------------
SOFTWARE: 6.61%
   2,243,750  MICROSOFT CORPORATION                                                                                68,524,125
   1,086,400  ORACLE CORPORATION                                                                                   28,072,576

                                                                                                                   96,596,701
                                                                                                              ---------------
TELECOMMUNICATIONS: 1.98%
     707,474  AMERICAN TOWER CORPORATION CLASS A+                                                                  28,872,014
                                                                                                              ---------------
TELECOMMUNICATIONS EQUIPMENT: 0.74%
     562,500  CORNING INCORPORATED                                                                                 10,828,125
                                                                                                              ---------------
TRANSPORTATION BY AIR: 1.80%
   2,181,533  DELTA AIR LINES INCORPORATED+                                                                        26,352,919
                                                                                                              ---------------

TOTAL COMMON STOCKS (COST $1,294,582,020)                                                                       1,465,169,342
                                                                                                              ---------------

PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
---------                                                                     -------------   -------------
SHORT-TERM INVESTMENTS: 7.67%
CORPORATE BONDS & NOTES: 0.37%
$  4,870,303  GRYPHON FUNDING LIMITED(v)(a)(i)                                     0.00%        08/05/2010          1,966,629
   6,376,526  VFNC CORPORATION(v)+++/-(a)(i)                                       0.28         09/30/2010          3,507,089

                                                                                                                    5,473,718
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

CAPITAL GROWTH FUND

SHARES                                SECURITY NAME                                               YIELD             VALUE
------        -------------------------------------------------------------                   -------------   ---------------
INVESTMENT COMPANIES: 7.30%
   7,705,507  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~(l)                                     0.12%       $     7,705,507
  98,988,600  WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(v)(u)(l)                       0.23             98,988,600
                                                                                                                  106,694,107
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $110,925,597)                                                                  112,167,825
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
   (COST $1,405,507,617)*                                            107.92%                                    1,577,337,167
OTHER ASSETS AND LIABILITIES, NET                                     (7.92)                                     (115,822,904)
                                                                     ------                                   ---------------
TOTAL NET ASSETS                                                     100.00%                                  $ 1,461,514,263
                                                                     ------                                   ---------------

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(l)  INVESTMENT IN AN AFFILIATE.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,417,827,049 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $186,650,003
GROSS UNREALIZED DEPRECIATION    (27,139,885)
                                ------------
NET UNREALIZED APPRECIATION     $159,510,118

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

LARGE COMPANY VALUE FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
COMMON STOCKS: 98.76%
APPAREL & ACCESSORY STORES: 2.24%
      33,810  COACH INCORPORATED                                                                              $     1,411,568
      15,586  VF CORPORATION                                                                                        1,346,940

                                                                                                                    2,758,508
                                                                                                              ---------------
BIOPHARMACEUTICALS: 2.28%
      19,702  GENZYME CORPORATION+                                                                                  1,048,934
      30,045  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                            1,764,543

                                                                                                                    2,813,477
                                                                                                              ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.81%
      63,247  HOME DEPOT INCORPORATED                                                                               2,229,457
                                                                                                              ---------------
BUSINESS SERVICES: 3.06%
      41,462  ACCENTURE PLC                                                                                         1,809,402
      23,893  CINTAS CORPORATION                                                                                      651,084
      30,554  OMNICOM GROUP INCORPORATED                                                                            1,303,434

                                                                                                                    3,763,920
                                                                                                              ---------------
CHEMICALS & ALLIED PRODUCTS: 1.50%
      59,853  DOW CHEMICAL COMPANY                                                                                  1,845,268
                                                                                                              ---------------
COMMUNICATIONS: 4.84%
      88,287  AT&T INCORPORATED                                                                                     2,300,759
      50,338  NII HOLDINGS INCORPORATED+                                                                            2,135,338
      52,888  VERIZON COMMUNICATIONS INCORPORATED                                                                   1,527,934

                                                                                                                    5,964,031
                                                                                                              ---------------
COMMUNICATIONS EQUIPMENT: 1.22%
      19,723  GENERAL DYNAMICS CORPORATION                                                                          1,506,048
                                                                                                              ---------------
COMPUTER TECHNOLOGIES: 0.97%
      23,000  HEWLETT-PACKARD COMPANY                                                                               1,195,310
                                                                                                              ---------------
CONGLOMERATES: 4.09%
     267,488  GENERAL ELECTRIC COMPANY                                                                              5,044,824
                                                                                                              ---------------
CONTAINERS, PACKAGING: 1.04%
      36,035  OWENS-ILLINOIS INCORPORATED+                                                                          1,277,080
                                                                                                              ---------------
DEPOSITORY INSTITUTIONS: 14.26%
     212,120  BANK OF AMERICA CORPORATION                                                                           3,782,100
      55,125  BRANCH BANKING AND TRUST CORPORATION                                                                  1,832,355
     391,690  CITIGROUP INCORPORATED+                                                                               1,711,685
      83,477  COMERICA INCORPORATED                                                                                 3,506,034
      82,120  JPMORGAN CHASE & COMPANY                                                                              3,496,670
      27,013  STATE STREET CORPORATION                                                                              1,175,066
      71,746  ZIONS BANCORPORATION                                                                                  2,061,263

                                                                                                                   17,565,173
                                                                                                              ---------------
EDUCATIONAL SERVICES: 0.88%
      18,881  APOLLO GROUP INCORPORATED CLASS A+                                                                    1,083,958
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

LARGE COMPANY VALUE FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 6.50%
      42,638  AMERICAN WATER WORKS COMPANY INCORPORATED                                                       $       928,656
      48,793  DOMINION RESOURCES INCORPORATED                                                                       2,039,547
      93,457  DUKE ENERGY CORPORATION                                                                               1,568,208
      25,479  ENTERGY CORPORATION                                                                                   2,071,188
      40,507  WASTE MANAGEMENT INCORPORATED                                                                         1,404,783

                                                                                                                    8,012,382
                                                                                                              ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.99%
      62,680  MAXIM INTEGRATED PRODUCTS INCORPORATED                                                                1,217,246
                                                                                                              ---------------
FOOD & KINDRED PRODUCTS: 1.98%
      62,922  CONAGRA FOODS INCORPORATED                                                                            1,539,701
      57,666  DEAN FOODS COMPANY+                                                                                     905,356

                                                                                                                    2,445,057
                                                                                                              ---------------
FOOD STORES: 1.03%
      53,765  SAFEWAY INCORPORATED                                                                                  1,268,854
                                                                                                              ---------------
HOLDING & OTHER INVESTMENT OFFICES: 1.77%
      25,948  AFFILIATED MANAGERS GROUP INCORPORATED+                                                               2,184,303
                                                                                                              ---------------
HOUSEHOLD PRODUCTS, WARE: 1.05%
      75,660  NEWELL RUBBERMAID INCORPORATED                                                                        1,291,516
                                                                                                              ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.22%
      36,160  BAKER HUGHES INCORPORATED                                                                             1,799,322
      42,494  DOVER CORPORATION                                                                                     2,219,037
      31,251  EATON CORPORATION                                                                                     2,411,327

                                                                                                                    6,429,686
                                                                                                              ---------------
INSURANCE CARRIERS: 5.34%
      16,941  ACE LIMITED                                                                                             901,092
      19,016  CHUBB CORPORATION                                                                                     1,005,376
      59,115  CIGNA CORPORATION                                                                                     1,895,227
      61,012  METLIFE INCORPORATED                                                                                  2,780,927

                                                                                                                    6,582,622
                                                                                                              ---------------
MEDIA - COMMUNICATION: 1.20%
      40,664  DIRECTV+                                                                                              1,473,257
                                                                                                              ---------------
MEDICAL PRODUCTS: 1.16%
      24,845  STRYKER CORPORATION                                                                                   1,427,097
                                                                                                              ---------------
MOTION PICTURES: 1.24%
      41,577  WALT DISNEY COMPANY                                                                                   1,531,697
                                                                                                              ---------------
NETWORKING: 1.05%
      47,843  CISCO SYSTEMS INCORPORATED+                                                                           1,287,934
                                                                                                              ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.00%
      28,286  CAPITAL ONE FINANCIAL CORPORATION                                                                     1,227,895
                                                                                                              ---------------
OIL & GAS EXTRACTION: 5.60%
      19,001  ANADARKO PETROLEUM CORPORATION                                                                        1,181,102
      11,652  APACHE CORPORATION                                                                                    1,185,708
      30,831  DEVON ENERGY CORPORATION                                                                              2,075,851

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

LARGE COMPANY VALUE FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
OIL & GAS EXTRACTION (continued)
      38,442  ENCANA CORPORATION<<                                                                            $     1,271,277
      39,070  PRIDE INTERNATIONAL INCORPORATED+                                                                     1,184,993

                                                                                                                    6,898,931
                                                                                                              ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 7.94%
      33,877  CHEVRON CORPORATION                                                                                   2,758,943
      77,762  EXXON MOBIL CORPORATION                                                                               5,276,152
      54,202  MARATHON OIL CORPORATION                                                                              1,742,594

                                                                                                                    9,777,689
                                                                                                              ---------------
PHARMACEUTICALS: 3.53%
      71,581  BRISTOL-MYERS SQUIBB COMPANY                                                                          1,810,283
      18,355  JOHNSON & JOHNSON                                                                                     1,180,227
      81,156  PFIZER INCORPORATED                                                                                   1,356,928

                                                                                                                    4,347,438
                                                                                                              ---------------
PRIMARY METAL INDUSTRIES: 1.86%
      78,664  ALCOA INCORPORATED                                                                                    1,057,244
      22,670  UNITED STATES STEEL CORPORATION                                                                       1,239,142

                                                                                                                    2,296,386
                                                                                                              ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.51%
      55,132  MCGRAW-HILL COMPANIES INCORPORATED                                                                    1,859,051
                                                                                                              ---------------
RAILROAD TRANSPORTATION: 2.11%
      43,860  NORFOLK SOUTHERN CORPORATION                                                                          2,602,214
                                                                                                              ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 3.27%
      24,531  ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED                                                          1,737,040
      25,793  SIMON PROPERTY GROUP INCORPORATED                                                                     2,296,093

                                                                                                                    4,033,133
                                                                                                              ---------------
RETAIL-DRUG STORES: 1.05%
      36,692  WALGREEN COMPANY                                                                                      1,289,724
                                                                                                              ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.40%
      11,902  GOLDMAN SACHS GROUP INCORPORATED                                                                      1,728,170
                                                                                                              ---------------
SEMICONDUCTORS: 2.77%
      80,417  EMC CORPORATION+                                                                                      1,528,727
      64,305  MICROCHIP TECHNOLOGY INCORPORATED<<                                                                   1,878,349

                                                                                                                    3,407,076
                                                                                                              ---------------
TOTAL COMMON STOCKS (COST $103,940,364)                                                                           121,666,412
                                                                                                              ---------------

PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
---------                                                                     -------------   -------------
SHORT-TERM INVESTMENTS: 5.40%
CORPORATE BONDS & NOTES: 0.27%
$    294,507  GRYPHON FUNDING LIMITED(v)(a)(i)                                    0.00%         08/05/2010            118,922
     385,588  VFNC CORPORATION(v)+++/-(a)(i)                                      0.28          09/30/2010            212,074

                                                                                                                      330,996
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

LARGE COMPANY VALUE FUND

SHARES                                                                                            YIELD             VALUE
------                                                                                        -------------   ---------------
INVESTMENT COMPANIES: 5.13%
     921,103  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~(l)                                     0.12%       $       921,103
   5,400,500  WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(v)(l)(u)                       0.23              5,400,500

                                                                                                                    6,321,603
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,577,481)                                                                      6,652,599
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $110,517,845)*                                                 104.16%                                      128,319,011
OTHER ASSETS AND LIABILITIES, NET                                     (4.16)                                       (5,121,763)
                                                                    -------                                   ---------------
TOTAL NET ASSETS                                                     100.00%                                  $   123,197,248
                                                                    -------                                   ---------------

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(l)  INVESTMENT IN AN AFFILIATE.

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $114,975,054 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $21,989,357
GROSS UNREALIZED DEPRECIATION    (8,645,400)
                                -----------
NET UNREALIZED APPRECIATION     $13,343,957

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

GROWTH FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
COMMON STOCKS: 99.44%
AEROSPACE, DEFENSE: 0.69%
     174,000  UNITED TECHNOLOGIES CORPORATION                                                                 $    13,041,300
                                                                                                              ---------------
AMUSEMENT & RECREATION SERVICES: 0.29%
     150,000  LIFE TIME FITNESS INCORPORATED+                                                                       5,514,000
                                                                                                              ---------------
APPAREL & ACCESSORY STORES: 1.89%
     390,000  J.CREW GROUP INCORPORATED+                                                                           18,123,300
     462,000  URBAN OUTFITTERS INCORPORATED+                                                                       17,329,620

                                                                                                                   35,452,920
                                                                                                              ---------------
BIOPHARMACEUTICALS: 3.99%
     115,000  ACORDA THERAPEUTICS INCORPORATED+                                                                     4,456,250
   1,051,000  ALEXION PHARMACEUTICALS INCORPORATED+                                                                57,678,880
     218,000  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                           12,803,140

                                                                                                                   74,938,270
                                                                                                              ---------------
BUSINESS SERVICES: 3.78%
   2,275,100  ARIBA INCORPORATED+                                                                                  32,465,677
     640,000  CONCUR TECHNOLOGIES INCORPORATED<<+                                                                  26,822,400
     172,000  F5 NETWORKS INCORPORATED+                                                                            11,769,960

                                                                                                                   71,058,037
                                                                                                              ---------------
CASINO & GAMING: 1.50%
      25,000  BALLY TECHNOLOGIES INCORPORATED+                                                                      1,153,000
     540,000  WMS INDUSTRIES INCORPORATED+                                                                         27,010,800

                                                                                                                   28,163,800
                                                                                                              ---------------
CHEMICALS & ALLIED PRODUCTS: 2.68%
     169,000  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                12,975,820
     230,000  ECOLAB INCORPORATED                                                                                  11,233,200
     311,000  PRAXAIR INCORPORATED                                                                                 26,052,470

                                                                                                                   50,261,490
                                                                                                              ---------------
COMMUNICATIONS: 4.29%
     472,000  ASIAINFO HOLDINGS INCORPORATED+                                                                      13,409,520
     183,000  EQUINIX INCORPORATED<<+                                                                              18,418,950
     600,000  LOOPNET INCORPORATED+                                                                                 6,768,000
     990,000  NII HOLDINGS INCORPORATED+                                                                           41,995,800

                                                                                                                   80,592,270
                                                                                                              ---------------
COMPUTER DATA SECURITY: 0.49%
     520,000  FORTINET INCORPORATED+                                                                                9,245,600
                                                                                                              ---------------

COMPUTER TECHNOLOGIES: 4.72%
     255,000  APPLE INCORPORATED+                                                                                  66,585,600
     425,000  HEWLETT-PACKARD COMPANY                                                                              22,087,250

                                                                                                                   88,672,850
                                                                                                              ---------------
DATA SERVICES: 0.45%
     242,000  NETAPP INCORPORATED+                                                                                  8,390,140
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

GROWTH FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
DEPOSITORY INSTITUTIONS: 1.28%
     165,000  BANK OF NEW YORK MELLON CORPORATION                                                             $     5,136,450
     433,000  STATE STREET CORPORATION                                                                             18,835,500

                                                                                                                   23,971,950
                                                                                                              ---------------

E-COMMERCE/SERVICES: 13.00%
     246,000  Amazon.com INCORPORATED+                                                                             33,716,760
      15,000  Baidu.com INCORPORATED ADR+                                                                          10,339,500
     670,000  Ctrip.com INTERNATIONAL LIMITED ADR+                                                                 24,468,400
   1,217,000  EBAY INCORPORATED+                                                                                   28,976,770
     131,000  GOOGLE INCORPORATED CLASS A+                                                                         68,832,640
     210,000  NETFLIX INCORPORATED<<+                                                                              20,741,700
     207,000  Priceline.com INCORPORATED<<+                                                                        54,244,350
      58,000  WEBMD HEALTH CORPORATION<<+                                                                           2,809,520

                                                                                                                  244,129,640
                                                                                                              ---------------
EATING & DRINKING PLACES: 0.59%
      82,000  CHIPOTLE MEXICAN GRILL INCORPORATED<<+                                                               11,062,620
                                                                                                              ---------------
EDUCATIONAL SERVICES: 1.64%
      90,000  AMERICAN PUBLIC EDUCATION INCORPORATED+                                                               3,811,500
     172,000  CAPELLA EDUCATION COMPANY+                                                                           15,586,640
      47,000  STRAYER EDUCATION INCORPORATED<<                                                                     11,426,640

                                                                                                                   30,824,780
                                                                                                              ---------------

ELECTRIC, GAS & SANITARY SERVICES: 1.09%
     392,000  EMERSON ELECTRIC COMPANY                                                                             20,474,160
                                                                                                              ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 4.63%
      31,000  ANALOG DEVICES INCORPORATED                                                                             927,830
      23,700  MAXLINEAR INCORPORATED+                                                                                 400,530
   1,935,000  MONOLITHIC POWER SYSTEMS+                                                                            47,697,750
     328,000  NETLOGIC MICROSYSTEMS INCORPORATED<<+                                                                10,223,760
     573,000  SILICON LABORATORIES INCORPORATED<<+                                                                 27,704,550

                                                                                                                   86,954,420
                                                                                                              ---------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.90%
     885,000  ABB LIMITED ADR                                                                                      16,956,600
                                                                                                              ---------------
FOOD STORES: 0.45%
     217,000  WHOLE FOODS MARKET INCORPORATED+                                                                      8,467,340
                                                                                                              ---------------
GENERAL MERCHANDISE STORES: 0.75%
     170,000  KOHL'S CORPORATION+                                                                                   9,348,300
      83,000  TARGET CORPORATION                                                                                    4,720,210

                                                                                                                   14,068,510
                                                                                                              ---------------
HEALTH SERVICES: 0.64%
     121,000  EXPRESS SCRIPTS INCORPORATED+                                                                        12,115,730
                                                                                                              ---------------
HOUSEHOLD PRODUCTS, WARE: 0.80%
     178,000  COLGATE-PALMOLIVE COMPANY                                                                            14,969,800
                                                                                                              ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.83%
     238,000  ARCSIGHT INCORPORATED+                                                                                5,409,740
      43,000  BUCYRUS INTERNATIONAL INCORPORATED CLASS A                                                            2,709,430

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

GROWTH FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
     130,000  JOY GLOBAL INCORPORATED                                                                         $     7,385,300

                                                                                                                   15,504,470
                                                                                                              ---------------

INSURANCE CARRIERS: 0.75%
     310,000  METLIFE INCORPORATED                                                                                 14,129,800
                                                                                                              ---------------

LEISURE, SPORTING & RECREATION: 2.08%
     485,000  DICK'S SPORTING GOODS INCORPORATED+                                                                  14,118,350
     909,000  HIBBETT SPORTS INCORPORATED+                                                                         24,997,500

                                                                                                                   39,115,850
                                                                                                              ---------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.50%
     128,000  DEXCOM INCORPORATED+                                                                                  1,401,600
     350,000  MASIMO CORPORATION                                                                                    8,193,500
     448,000  METTLER-TOLEDO INTERNATIONAL INCORPORATED+                                                           56,215,040

                                                                                                                   65,810,140
                                                                                                              ---------------
MEDICAL EQUIPMENT & SUPPLIES: 2.38%
      52,000  INTUITIVE SURGICAL INCORPORATED+                                                                     18,749,120
     635,000  ST. JUDE MEDICAL INCORPORATED+                                                                       25,920,700

                                                                                                                   44,669,820
                                                                                                              ---------------
MEDICAL PRODUCTS: 2.10%
     170,000  ALLERGAN INCORPORATED                                                                                10,827,300
     543,000  BAXTER INTERNATIONAL INCORPORATED                                                                    25,640,460
     124,000  VOLCANO CORPORATION+                                                                                  2,978,480

                                                                                                                   39,446,240
                                                                                                              ---------------
NETWORKING: 2.40%
   1,674,000  CISCO SYSTEMS INCORPORATED+                                                                          45,064,080
                                                                                                              ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 3.27%
     123,500  MASTERCARD INCORPORATED                                                                              30,632,940
     341,000  VISA INCORPORATED CLASS A                                                                            30,768,430

                                                                                                                   61,401,370
                                                                                                              ---------------
OIL & GAS EXTRACTION: 6.45%

   1,560,000  BRIGHAM EXPLORATION COMPANY<<+                                                                       30,435,600
     430,000  CONCHO RESOURCES INCORPORATED+                                                                       24,432,600
     568,000  CONTINENTAL RESOURCES INCORPORATED<<+                                                                27,922,880
     400,000  SOUTHWESTERN ENERGY COMPANY+                                                                         15,872,000
     100,000  ULTRA PETROLEUM CORPORATION+                                                                          4,777,000
     196,000  WHITING PETROLEUM CORPORATION+                                                                       17,704,680

                                                                                                                  121,144,760
                                                                                                              ---------------
OIL & GAS-EQUIPMENT & SERVICES: 0.44%
     116,000  SCHLUMBERGER LIMITED                                                                                  8,284,720
                                                                                                              ---------------
PHARMACEUTICALS: 2.72%
     469,000  ABBOTT LABORATORIES                                                                                  23,994,040
      51,000  AUXILIUM PHARMACEUTICALS INCORPORATED<<+                                                              1,815,600

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

GROWTH FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
PHARMACEUTICALS (continued)
     385,000  SHIRE PLC ADR                                                                                   $    25,348,400

                                                                                                                   51,158,040
                                                                                                              ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 4.53%
      52,000  MSCI INCORPORATED+                                                                                    1,801,800
     455,000  ROVI CORPORATION+                                                                                    17,735,900
     740,000  SHUTTERFLY INCORPORATED+                                                                             17,412,200
     932,000  VISTAPRINT NV+                                                                                       48,072,560

                                                                                                                   85,022,460
                                                                                                              ---------------

RAILROAD TRANSPORTATION: 2.00%
     371,000  NORFOLK SOUTHERN CORPORATION                                                                         22,011,430
     205,000  UNION PACIFIC CORPORATION                                                                            15,510,300

                                                                                                                   37,521,730
                                                                                                              ---------------
RETAIL-SPECIAL LINE: 0.12%
      94,000  ULTA SALON COSMETICS & FRAGRANCE INCORPORATED+                                                        2,173,280
                                                                                                              ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.51%
     150,000  AMERIPRISE FINANCIAL INCORPORATED                                                                     6,954,000
       8,500  CME GROUP INCORPORATED                                                                                2,791,485
      29,000  GOLDMAN SACHS GROUP INCORPORATED                                                                      4,210,800
   1,660,000  TD AMERITRADE HOLDING CORPORATION+                                                                   33,233,200

                                                                                                                   47,189,485
                                                                                                              ---------------
SEMICONDUCTORS: 2.51%
     990,000  EMC CORPORATION+                                                                                     18,819,900
     967,000  MICROCHIP TECHNOLOGY INCORPORATED<<                                                                  28,246,070

                                                                                                                   47,065,970
                                                                                                              ---------------
SOFTWARE: 6.81%
     131,000  CHECK POINT SOFTWARE TECHNOLOGIES LIMITED<<+                                                          4,666,220
     660,000  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                  33,778,800
     137,000  LONGTOP FINANCIAL TECHNOLOGIES LIMITED ADR+                                                           4,714,170
     232,204  PROS HOLDINGS INCORPORATED+                                                                           2,113,056
     623,000  RED HAT INCORPORATED+                                                                                18,609,010
     160,000  Salesforce.com INCORPORATED<<+                                                                       13,696,000
      20,000  SOLARWINDS INCORPORATED+                                                                                371,200
   1,203,000  SUCCESSFACTORS INCORPORATED+                                                                         25,178,790
     570,000  SYBASE INCORPORATED+                                                                                 24,726,600

                                                                                                                  127,853,846
                                                                                                              ---------------

TRANSPORTATION BY AIR: 1.70%
     620,000  ALLEGIANT TRAVEL COMPANY<<                                                                           31,886,600
                                                                                                              ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.80%
     504,000  TRACTOR SUPPLY COMPANY                                                                               33,853,680
                                                                                                              ---------------
TOTAL COMMON STOCKS (COST $1,528,873,088)                                                                       1,867,622,568
                                                                                                              ---------------


THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

GROWTH FUND

PRINCIPAL                                SECURITY NAME                        INTEREST RATE   MATURITY DATE        VALUE
---------     -------------------------------------------------------------   -------------   -------------   ---------------

SHORT-TERM INVESTMENTS: 9.52%
CORPORATE BONDS & NOTES: 0.39%
$  6,561,723  GRYPHON FUNDING LIMITED(v)(a)(i)                                    0.00%         08/05/2010    $     2,649,624
   8,591,045  VFNC CORPORATION(v)+++/-(a)(i)                                      0.28          09/30/2010          4,725,075

                                                                                                                    7,374,699
                                                                                                              ---------------


SHARES                                                                                            YIELD
------                                                                                        -------------
INVESTMENT COMPANIES: 9.13%
  21,527,123  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~(l)                                     0.12             21,527,123
 149,905,625  WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(v)(l)(u)                       0.23            149,905,625
                                                                                                                  171,432,748
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $177,133,802)                                                                  178,807,447
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,706,006,890)*                                               108.96%                                    2,046,430,015
OTHER ASSETS AND LIABILITIES, NET                                     (8.96)                                     (168,248,433)
                                                                    -------                                   ---------------
TOTAL NET ASSETS                                                     100.00%                                  $ 1,878,181,582
                                                                    -------                                   ---------------

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(l)  INVESTMENT IN AN AFFILIATE.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

~ THE FUND INVESTS CASH BALANCES THAT IS RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,714,002,525 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $360,498,292
GROSS UNREALIZED DEPRECIATION    (28,070,802)
                                ------------
NET UNREALIZED APPRECIATION     $332,427,490

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

LARGE COMPANY CORE FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
COMMON STOCKS: 99.34%
AUTO PARTS & EQUIPMENT: 1.25%
      77,500  JOHNSON CONTROLS INCORPORATED                                                                   $     2,603,224
                                                                                                              ---------------
BIOPHARMACEUTICALS: 1.33%
      52,000  GENZYME CORPORATION+                                                                                  2,768,480
                                                                                                              ---------------
BUSINESS SERVICES: 4.71%
      26,400  DUN & BRADSTREET CORPORATION                                                                          2,032,008
     447,400  MONSTER WORLDWIDE INCORPORATED+<<                                                                     7,798,182

                                                                                                                    9,830,190
                                                                                                              ---------------
COMPUTER TECHNOLOGIES: 3.76%
     485,000  DELL INCORPORATED+                                                                                    7,847,300
                                                                                                              ---------------
DEPOSITORY INSTITUTIONS: 16.27%
     367,479  BANK OF AMERICA CORPORATION                                                                           6,552,151
     228,000  BANK OF NEW YORK MELLON CORPORATION                                                                   7,097,640
     162,124  JPMORGAN CHASE & COMPANY                                                                              6,903,240
     135,000  STATE STREET CORPORATION                                                                              5,872,500
     413,000  WESTERN UNION COMPANY                                                                                 7,537,250

                                                                                                                   33,962,781
                                                                                                              ---------------
E-COMMERCE/SERVICES: 3.20%
     281,000  EBAY INCORPORATED+                                                                                    6,690,610
                                                                                                              ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
   EQUIPMENT: 10.94%
     193,000  ANALOG DEVICES INCORPORATED                                                                           5,776,490
     345,000  CORNING INCORPORATED                                                                                  6,641,250
     181,400  NOVELLUS SYSTEMS INCORPORATED+                                                                        4,752,680
     176,475  TYCO ELECTRONICS LIMITED                                                                              5,668,377

                                                                                                                   22,838,797
                                                                                                              ---------------
FOOD & KINDRED PRODUCTS: 0.51%
      20,000  THE COCA-COLA COMPANY                                                                                 1,069,000
                                                                                                              ---------------
GENERAL MERCHANDISE STORES: 1.52%
      59,000  WAL-MART STORES INCORPORATED                                                                          3,165,350
                                                                                                              ---------------
HOUSEHOLD PRODUCTS, WARE: 1.07%
      36,000  PROCTER & GAMBLE COMPANY                                                                              2,237,760
                                                                                                              ---------------
MEDICAL EQUIPMENT & SUPPLIES: 5.32%
      84,000  COVIDIEN LIMITED                                                                                      4,031,160
      52,000  MEDTRONIC INCORPORATED                                                                                2,271,880
      52,000  ST. JUDE MEDICAL INCORPORATED+                                                                        2,122,640
      44,000  ZIMMER HOLDINGS INCORPORATED+                                                                         2,680,040

                                                                                                                   11,105,720
                                                                                                              ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 3.21%
     173,000  TYCO INTERNATIONAL LIMITED                                                                            6,710,670
                                                                                                              ---------------
MISCELLANEOUS RETAIL: 3.10%
     275,000  STAPLES INCORPORATED<<                                                                                6,470,750
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

LARGE COMPANY CORE FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
NETWORKING: 3.43%
     266,000  CISCO SYSTEMS INCORPORATED+                                                                     $     7,160,720
                                                                                                              ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.98%
     135,000  AMERICAN EXPRESS COMPANY                                                                              6,226,200
                                                                                                              ---------------
OIL & GAS EXTRACTION: 5.08%
     109,000  DEVON ENERGY CORPORATION                                                                              7,338,970
      61,000  TIDEWATER INCORPORATED                                                                                3,270,210

                                                                                                                   10,609,180
                                                                                                              ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 9.99%
      78,000  CHEVRON CORPORATION                                                                                   6,352,320
     133,000  CONOCOPHILLIPS                                                                                        7,872,270
     319,000  VALERO ENERGY CORPORATION                                                                             6,632,010

                                                                                                                   20,856,600
                                                                                                              ---------------
PHARMACEUTICALS: 2.85%
     235,000  BRISTOL-MYERS SQUIBB COMPANY                                                                          5,943,150
                                                                                                              ---------------
PRIMARY METAL INDUSTRIES: 3.03%
     470,000  ALCOA INCORPORATED                                                                                    6,316,800
                                                                                                              ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.19%
     197,700  MCGRAW-HILL COMPANIES INCORPORATED                                                                    6,666,444
                                                                                                              ---------------
RETAIL-DRUG STORES: 3.11%
     185,000  WALGREEN COMPANY                                                                                      6,502,750
                                                                                                              ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.04%
     210,000  MORGAN STANLEY                                                                                        6,346,200
                                                                                                              ---------------
SOFTWARE: 3.28%
     224,000  MICROSOFT CORPORATION                                                                                 6,840,960
                                                                                                              ---------------
TRAVEL & RECREATION: 3.17%
     158,500  CARNIVAL CORPORATION                                                                                  6,609,450
                                                                                                              ---------------
TOTAL COMMON STOCKS (COST $193,290,648)                                                                           207,379,086
                                                                                                              ---------------

PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
---------                                                                     -------------   -------------
SHORT-TERM INVESTMENTS: 5.80%
CORPORATE BONDS & NOTES: 0.74%
$  1,365,498  GRYPHON FUNDING LIMITED(v)(a)(i)                                     0.00%        08/05/2010            551,388
   1,787,801  VFNC CORPORATION(v)+++/-(a)(i)                                       0.28         09/30/2010            983,291
                                                                                                                    1,534,679
                                                                                                              ---------------

SHARES                                                                            YIELD
------                                                                        -------------
INVESTMENT COMPANIES: 5.06%
   1,182,980  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~(l)                      0.12                             1,182,980
   9,387,850  WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(v)(l)(u)        0.23                             9,387,850

                                                                                                                   10,570,830
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $11,757,222)                                                                    12,105,509
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

LARGE COMPANY CORE FUND

TOTAL INVESTMENTS IN SECURITIES
(COST $205,047,870)*                                                             105.14%                      $   219,484,595
OTHER ASSETS AND LIABILITIES, NET                                                 (5.14)                          (10,727,200)
                                                                                 ------                       ---------------
TOTAL NET ASSETS                                                                 100.00%                      $   208,757,395
                                                                                 ------                       ---------------

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(l)  INVESTMENT IN AN AFFILIATE.

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $205,667,315 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 34,223,887
GROSS UNREALIZED DEPRECIATION    (20,406,607)
                                ------------
NET UNREALIZED APPRECIATION     $ 13,817,280

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

LARGE CAP GROWTH FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
COMMON STOCKS: 99.01%
AEROSPACE, DEFENSE: 1.28%
      52,000  UNITED TECHNOLOGIES CORPORATION                                                                 $     3,897,400
                                                                                                              ---------------
APPAREL & ACCESSORY STORES: 2.22%
      45,000  COACH INCORPORATED                                                                                    1,878,750
      45,000  NIKE INCORPORATED CLASS B                                                                             3,415,950
      40,000  URBAN OUTFITTERS INCORPORATED+                                                                        1,500,400

                                                                                                                    6,795,100
                                                                                                              ---------------
BIOPHARMACEUTICALS: 2.46%
      50,000  ALEXION PHARMACEUTICALS INCORPORATED+                                                                 2,744,000
      81,000  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                            4,757,130

                                                                                                                    7,501,130
                                                                                                              ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 1.20%
     135,000  LOWE'S COMPANIES INCORPORATED                                                                         3,661,200
                                                                                                              ---------------
BUSINESS SERVICES: 1.67%
      60,000  ACCENTURE PLC                                                                                         2,618,400
      16,000  MANPOWER INCORPORATED                                                                                   897,600
      52,000  PAYCHEX INCORPORATED                                                                                  1,591,200

                                                                                                                    5,107,200
                                                                                                              ---------------
CASINO & GAMING: 0.64%
      22,000  WYNN RESORTS LIMITED<<                                                                                1,941,280
                                                                                                              ---------------
CHEMICALS & ALLIED PRODUCTS: 3.19%
      21,000  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                 1,612,380
      75,000  ECOLAB INCORPORATED                                                                                   3,663,000
      53,500  PRAXAIR INCORPORATED                                                                                  4,481,695

                                                                                                                    9,757,075
                                                                                                              ---------------
COMMUNICATIONS: 2.22%
      75,000  NII HOLDINGS INCORPORATED+                                                                            3,181,500
      93,000  QUALCOMM INCORPORATED                                                                                 3,602,820

                                                                                                                    6,784,320
                                                                                                              ---------------
COMPUTER TECHNOLOGIES: 9.49%
      65,500  APPLE INCORPORATED+                                                                                  17,103,360
     117,000  HEWLETT-PACKARD COMPANY                                                                               6,080,490
      45,000  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                           5,805,000

                                                                                                                   28,988,850
                                                                                                              ---------------
DEPOSITORY INSTITUTIONS: 2.24%
      44,000  BANK OF NEW YORK MELLON CORPORATION                                                                   1,369,720
      40,000  NORTHERN TRUST CORPORATION                                                                            2,199,200
      75,000  STATE STREET CORPORATION                                                                              3,262,500

                                                                                                                    6,831,420
                                                                                                              ---------------
E-COMMERCE/SERVICES: 8.87%
      42,000  AMAZON.COM INCORPORATED+                                                                              5,756,520
      33,000  CTRIP.COM INTERNATIONAL LIMITED ADR+                                                                  1,205,160

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

LARGE CAP GROWTH FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
E-COMMERCE/SERVICES (continued)
     212,000  EBAY INCORPORATED+                                                                              $     5,047,720
      25,000  GOOGLE INCORPORATED CLASS A+                                                                         13,136,000
       7,500  PRICELINE.COM INCORPORATED+                                                                           1,965,375

                                                                                                                   27,110,775
                                                                                                              ---------------
EATING & DRINKING PLACES: 0.66%
      20,000  MCDONALD'S CORPORATION                                                                                1,411,800
      23,000  STARBUCKS CORPORATION                                                                                   601,498

                                                                                                                    2,013,298
                                                                                                              ---------------
EDUCATIONAL SERVICES: 0.57%
       7,100  STRAYER EDUCATION INCORPORATED<<                                                                      1,726,152
                                                                                                              ---------------
ELECTRIC, GAS & SANITARY SERVICES: 2.31%
     135,000  EMERSON ELECTRIC COMPANY                                                                              7,051,050
                                                                                                              ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.91%
      93,000  ANALOG DEVICES INCORPORATED                                                                           2,783,490
                                                                                                              ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.19%
     190,000  ABB LIMITED ADR                                                                                       3,640,400
                                                                                                              ---------------
FOOD & KINDRED PRODUCTS: 1.11%
      52,000  PEPSICO INCORPORATED                                                                                  3,391,440
                                                                                                              ---------------
GENERAL MERCHANDISE STORES: 3.78%
      86,000  KOHL'S CORPORATION+                                                                                   4,729,140
     120,000  TARGET CORPORATION                                                                                    6,824,400

                                                                                                                   11,553,540
                                                                                                              ---------------
HEALTH SERVICES: 2.69%
     114,000  AMERISOURCEBERGEN CORPORATION                                                                         3,516,900
      28,000  EXPRESS SCRIPTS INCORPORATED+                                                                         2,803,640
      32,000  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                  1,885,440

                                                                                                                    8,205,980
                                                                                                              ---------------
HOUSEHOLD PRODUCTS, WARE: 1.73%
      63,000  COLGATE-PALMOLIVE COMPANY                                                                             5,298,300
                                                                                                              ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 1.02%
      55,000  JOY GLOBAL INCORPORATED                                                                               3,124,550
                                                                                                              ---------------
INSURANCE CARRIERS: 0.82%
      55,000  METLIFE INCORPORATED                                                                                  2,506,900
                                                                                                              ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.99%
      50,000  AGILENT TECHNOLOGIES INCORPORATED+                                                                    1,813,000
      22,000  THERMO FISHER SCIENTIFIC INCORPORATED+                                                                1,216,160

                                                                                                                    3,029,160
                                                                                                              ---------------
MEDIA: 1.50%
     130,000  VIACOM INCORPORATED CLASS B+                                                                          4,592,900
                                                                                                              ---------------
MEDICAL EQUIPMENT & SUPPLIES: 3.68%
      70,000  COVIDIEN LIMITED                                                                                      3,359,300

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

LARGE CAP GROWTH FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
MEDICAL EQUIPMENT & SUPPLIES (continued)
       8,500  INTUITIVE SURGICAL INCORPORATED+                                                                $     3,064,760
     118,000  ST. JUDE MEDICAL INCORPORATED+                                                                        4,816,760

                                                                                                                   11,240,820
                                                                                                              ---------------
MEDICAL PRODUCTS: 2.96%
      75,000  ALLERGAN INCORPORATED                                                                                 4,776,750
      90,000  BAXTER INTERNATIONAL INCORPORATED                                                                     4,249,800

                                                                                                                    9,026,550
                                                                                                              ---------------
METAL MINING: 0.87%
      35,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                                   2,643,550
                                                                                                              ---------------
MISCELLANEOUS RETAIL: 1.68%
      45,000  COSTCO WHOLESALE CORPORATION                                                                          2,658,600
     105,000  STAPLES INCORPORATED                                                                                  2,470,650

                                                                                                                    5,129,250
                                                                                                              ---------------
MOTION PICTURES: 0.84%
      70,000  WALT DISNEY COMPANY                                                                                   2,578,800
                                                                                                              ---------------
NETWORKING: 3.44%
     390,000  CISCO SYSTEMS INCORPORATED+                                                                          10,498,800
                                                                                                              ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.37%
      25,500  MASTERCARD INCORPORATED                                                                               6,325,020
      78,000  VISA INCORPORATED CLASS A                                                                             7,037,940

                                                                                                                   13,362,960
                                                                                                              ---------------
OIL & GAS EXTRACTION: 4.10%
      44,000  APACHE CORPORATION                                                                                    4,477,440
      36,000  OCCIDENTAL PETROLEUM CORPORATION                                                                      3,191,760
      83,000  SOUTHWESTERN ENERGY COMPANY+                                                                          3,293,440
      33,000  ULTRA PETROLEUM CORPORATION+                                                                          1,576,410

                                                                                                                   12,539,050
                                                                                                              ---------------
OIL & GAS-EQUIPMENT & SERVICES: 1.40%
      60,000  SCHLUMBERGER LIMITED                                                                                  4,285,200
                                                                                                              ---------------
PHARMACEUTICALS: 2.84%
      87,000  ABBOTT LABORATORIES                                                                                   4,450,920
      64,000  SHIRE PLC ADR<<                                                                                       4,213,760

                                                                                                                    8,664,680
                                                                                                              ---------------
RAILROAD TRANSPORTATION: 2.74%
      75,000  NORFOLK SOUTHERN CORPORATION                                                                          4,449,750
      52,000  UNION PACIFIC CORPORATION                                                                             3,934,320

                                                                                                                    8,384,070
                                                                                                              ---------------
RETAIL-DRUG STORES: 0.94%
      82,000  WALGREEN COMPANY                                                                                      2,882,300
                                                                                                              ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 2.81%
      50,000  AMERIPRISE FINANCIAL INCORPORATED                                                                     2,318,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

LARGE CAP GROWTH FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
      85,000  CHARLES SCHWAB CORPORATION                                                                      $     1,639,650
       4,500  CME GROUP INCORPORATED                                                                                1,477,845
     157,000  TD AMERITRADE HOLDING CORPORATION+                                                                    3,143,140

                                                                                                                    8,578,635
                                                                                                              ---------------
SEMICONDUCTORS: 4.12%
      95,000  BROADCOM CORPORATION CLASS A                                                                          3,276,550
     213,000  EMC CORPORATION+                                                                                      4,049,130
     180,000  MICROCHIP TECHNOLOGY INCORPORATED<<                                                                   5,257,800

                                                                                                                   12,583,480
                                                                                                              ---------------
SOFTWARE: 6.35%
      45,000  ACTIVISION BLIZZARD INCORPORATED                                                                        498,600
      45,000  CHECK POINT SOFTWARE TECHNOLOGIES LIMITED+                                                            1,602,900
     118,000  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                   6,039,240
      60,000  ORACLE CORPORATION                                                                                    1,550,400
     115,000  RED HAT INCORPORATED+                                                                                 3,435,050
      48,000  SALESFORCE.COM INCORPORATED+                                                                          4,108,800
      35,000  VMWARE INCORPORATED+                                                                                  2,157,400

                                                                                                                   19,392,390
                                                                                                              ---------------
TRANSPORTATION SERVICES: 1.11%
      56,000  C.H. ROBINSON WORLDWIDE INCORPORATED                                                                  3,376,800
                                                                                                              ---------------
TOTAL COMMON STOCKS (COST $274,029,018)                                                                           302,460,245
                                                                                                              ---------------

PRINCIPAL                                                                     INTEREST RATE   MATURITY DATE
---------                                                                     -------------   -------------
SHORT-TERM INVESTMENTS: 5.13%
CORPORATE BONDS & NOTES: 0.55%
$  1,492,656  GRYPHON FUNDING LIMITED(v)(a)(i)                                    0.00%         08/05/2010            602,734
   1,954,284  VFNC CORPORATION(v)+++/-(a)(i)                                      0.28          09/30/2010          1,074,856

                                                                                                                    1,677,590
                                                                                                              ---------------

SHARES                                                                            YIELD
------                                                                        -------------
INVESTMENT COMPANIES: 4.58%
   3,541,086  WELLS FARGO ADVANTAGE MONEY MARKET TRUST(u)~(l)                      0.12                             3,541,086
  10,461,425  WELLS FARGO SECURITIES LENDING CASH INVESTMENTS, LLC(v)(l)(u)        0.23                            10,461,425

                                                                                                                   14,002,511
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $15,299,383)                                                                    15,680,101
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $289,328,401)*                                                 104.14%                                      318,140,346
OTHER ASSETS AND LIABILITIES, NET                                     (4.14)                                      (12,651,840)
                                                                     ------                                   ---------------
TOTAL NET ASSETS                                                     100.00%                                  $   305,488,506
                                                                     ------                                   ---------------

(v) SECURITY REPRESENTS INVESTMENT OF CASH COLLATERAL RECEIVED FROM SECURITIES ON LOAN.

(l)  INVESTMENT IN AN AFFILIATE.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+    NON-INCOME EARNING SECURITIES.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

LARGE CAP GROWTH FUND

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-  VARIABLE RATE INVESTMENTS.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

(i)  ILLIQUID SECURITY.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $291,160,681 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $ 38,182,341
GROSS UNREALIZED DEPRECIATION    (11,202,676)
                                ------------
NET UNREALIZED APPRECIATION     $ 26,979,665

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

The Funds' portfolios of investments as of the date on the cover of this report have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' most recent prospectus and annual report

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting in changes in exchange rates.


                                    1 | Page

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and loses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

SECURITY LOANS

The Funds may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Fund continues to receive interest or dividends on the securities loaned. A Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, a Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Funds lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions are invested in Wells Fargo Securities Lending Cash Investments, LLC (the "Cash Collateral Fund"). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC ("Funds Management"), and is sub-advised by Wells Capital Management Incorporated ("Wells Capital Management"). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-advisor. The Cash Collateral Fund invests in short-term investments. Although it is not a "money market fund" as that term is defined by Rule 2a-7 under the 1940 Act, the Cash Collateral Fund operates under Rule 2a-7. However, the Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are valued based upon the amortized cost valuation technique.

STRUCTURED INVESTMENT VEHICLES

The Funds may invest in structured debt securities, such as those issued by Structured Investment Vehicles ("SIVs"). SIVs invest in a diversified pool of underlying securities, which may include finance company debt and structured finance assets, residential mortgage-backed securities, commercial mortgage-backed securities, collateralized loan obligations, collateralized debt obligations and other asset backed securities. The ability of a SIV to repay debt depends primarily on the cash collections received from the SIV's underlying asset portfolio, which may include certain assets such as subprime mortgages that are subject to heightened risks of credit quality or market value deterioration under the continuing adverse conditions in the U.S. credit markets, and on the ability to obtain short-term funding through the issuance of new debt. Investments in these securities present increased credit and liquidity risks as there could be losses to a Fund in the event of credit or market value deterioration in a SIV's underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing securities issued by a SIV, or a SIV's inability to issue new debt.


                                    2 | Page

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

As of April 30, 2010, the following Funds owned certain of these types of structured securities in the amounts shown in the table. These securities were originally purchased by the Funds' securities lending agent on behalf of the Funds through a joint account with cash collateral received by the Funds pursuant to loans of the Funds' securities. Although considered high-quality, short-term money market instruments when originally purchased by the securities lending agent through the joint account, the SIVs are now in payment default, have been restructured following default or are otherwise impaired and are valued at fair value as shown in the Portfolio of Investments.

                           DEFAULTED/IMPAIRED/RESTRUCTURED
                                    SIVS ($VALUE)            % OF NET ASSETS
                           -------------------------------   ---------------
CAPITAL GROWTH FUND                   $5,473,718                   0.37
ENDEAVOR SELECT FUND                   7,726,002                   0.56
GROWTH FUND                            7,374,699                   0.39
LARGE CAP GROWTH FUND                  1,677,590                   0.55
LARGE COMPANY CORE FUND                1,534,679                   0.74
LARGE COMPANY VALUE FUND                 330,996                   0.27
U.S. VALUE FUND                          392,936                   0.26

In a securities lending transaction, the net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. Thus, the current net asset value of each Fund reflects the current valuations assigned to the defaulted/impaired/restructured SIVs that were purchased on its behalf through the investment of cash collateral. Fluctuations in the values of defaulted/impaired/restructured SIVs generate unrealized gains or losses for a Fund, which are reflected in the Fund's Statement of Assets and Liabilities.

The amount of securities lending activity undertaken by a Fund fluctuates from time to time. After the occurrence of a default or impairment of a SIV purchased in a joint account by the securities lending agent, as the various participating Funds' lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired SIVs would fluctuate depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various Funds' ratable exposure to the defaulted or impaired SIVs, the adviser to the Funds recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired SIVs among all funds participating in securities lending ("side pocketing") based on each Fund's percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Fund's ownership of defaulted or impaired SIVs in the joint account based on each such Fund's percentage ownership of the joint account as of such date.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy


                                    3 | Page

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:


                                    4 | Page

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

                                                SIGNIFICANT OTHER       SIGNIFICANT
                                QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
INVESTMENTS IN SECURITIES         (LEVEL 1)         (LEVEL 2)           (LEVEL 3)              TOTAL
-------------------------      --------------   -----------------   -------------------   --------------
CAPITAL GROWTH FUND
   EQUITY SECURITIES
      COMMON STOCKS            $1,465,169,342      $          0          $        0       $1,465,169,342
   CORPORATE BONDS AND NOTES                0                 0           5,473,718            5,473,718
   INVESTMENT COMPANIES             7,705,507        98,988,600                   0          106,694,107
                               --------------      ------------          ----------       --------------
                               $1,472,874,849      $ 98,988,600          $5,473,718       $1,577,337,167
                               --------------      ------------          ----------       --------------
ENDEAVOR SELECT FUND
   EQUITY SECURITIES
      COMMON STOCKS            $1,390,601,350      $          0          $        0       $1,390,601,350
   CORPORATE BONDS AND NOTES                0                 0           7,726,002            7,726,002
   INVESTMENT COMPANIES             2,970,128        40,747,800                   0           43,717,928
                               --------------      ------------          ----------       --------------
                               $1,393,571,478      $ 40,747,800          $7,726,002       $1,442,045,280
                               --------------      ------------          ----------       --------------
GROWTH FUND
   EQUITY SECURITIES
      COMMON STOCKS            $1,867,622,568      $          0          $        0       $1,867,622,568
   CORPORATE BONDS AND NOTES                0                 0           7,374,699            7,374,699
   INVESTMENT COMPANIES            21,527,123       149,905,625                   0          171,432,748
                               --------------      ------------          ----------       --------------
                               $1,889,149,691      $149,905,625          $7,374,699       $2,046,430,015
                               --------------      ------------          ----------       --------------
LARGE CAP GROWTH FUND
   EQUITY SECURITIES
      COMMON STOCKS            $  302,460,245      $          0          $        0       $  302,460,245
   CORPORATE BONDS AND NOTES                0                 0           1,677,590            1,677,590
   INVESTMENT COMPANIES             3,541,086        10,461,425                   0           14,002,511
                               --------------      ------------          ----------       --------------
                               $  306,001,331      $ 10,461,425          $1,677,590       $  318,140,346
                               --------------      ------------          ----------       --------------
LARGE COMPANY CORE FUND
   EQUITY SECURITIES
      COMMON STOCKS            $  207,379,086      $          0          $        0       $  207,379,086
   CORPORATE BONDS AND NOTES                0                 0           1,534,679            1,534,679
   INVESTMENT COMPANIES             1,182,980         9,387,850                   0           10,570,830
                               --------------      ------------          ----------       --------------
                               $  208,562,066      $  9,387,850          $1,534,679       $  219,484,595
                               --------------      ------------          ----------       --------------
LARGE COMPANY VALUE FUND
   EQUITY SECURITIES
      COMMON STOCKS            $  121,666,412      $          0          $        0       $  121,666,412
   CORPORATE BONDS AND NOTES                0                 0             330,996              330,996
   INVESTMENT COMPANIES               921,103         5,400,500                   0            6,321,603
                               --------------      ------------          ----------       --------------
                               $  122,587,515      $  5,400,500          $  330,996       $  128,319,011
                               --------------      ------------          ----------       --------------
U.S VALUE FUND
   EQUITY SECURITIES
      COMMON STOCKS            $  138,805,353      $          0          $        0       $  138,805,353
   CORPORATE BONDS AND NOTES                0                 0             392,936              392,936
   INVESTMENT COMPANIES             5,370,071         3,074,775                   0            8,444,846
                               --------------      ------------          ----------       --------------
                               $  144,175,424      $  3,074,775          $  392,936       $  147,643,135
                               ==============      ============          ==========       ==============

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                            CAPITAL GROWTH   ENDEAVOR SELECT                 LARGE CAP GROWTH
                                                 FUND              FUND        GROWTH FUND         FUND
                                            --------------   ---------------   -----------   ----------------
BALANCE AS OF JULY 31, 2009                  $ 4,706,248       $ 6,642,738     $ 6,340,693     $ 1,442,375
   CORPORATE BONDS AND NOTES
      Realized gain (loss)                    (3,053,778)       (4,310,322)     (4,114,332)       (935,924)
      Change in unrealized gain or losses        807,278         1,139,449       1,087,638         247,414
      Net purchases (sales)                    3,013,970         4,254,137       4,060,700         923,725
      Net transfer in (out) of Level 3                 0                 0               0               0
BALANCE AS OF APRIL 30, 2010                 $ 5,473,718       $ 7,726,002     $ 7,374,699     $ 1,677,590
Change in unrealized gains or losses
   included in earnings relating to
   securities still held at
   April 30, 2010                            $   466,089       $   657,871     $   627,958     $   142,847


                                    5 | Page

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

                                                LARGE COMPANY    LARGE COMPANY     U.S VALUE
                                                  CORE FUND        VALUE FUND         FUND
                                               --------------   ---------------   -----------
BALANCE AS OF JULY 31, 2009                      $1,319,501        $ 284,588       $ 337,842
   CORPORATE BONDS AND NOTES                              0                0               0
      Realized gain (loss)                         (856,194)        (184,663)       (219,218)
      Change in unrealized gain or losses           226,339           48,816          57,951
      Net purchases (sales)                         845,034          182,255         216,361
      Net transfer in (out) of Level 3                    0                0               0
BALANCE AS OF APRIL 30, 2010                     $1,534,680        $ 330,996       $ 392,936
Change in unrealized gains or losses
   included in earnings relating to
   securities still held at
   April 30, 2010                                $  130,678        $  28,184       $  33,459


                                    6 | Page

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

SOCIAL SUSTAINABILITY FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
COMMON STOCKS: 99.07%
APPAREL & ACCESSORY STORES: 1.79%
       1,306  NIKE INCORPORATED CLASS B                                                                       $        99,138
                                                                                                              ---------------
BUSINESS SERVICES: 4.90%
       2,916  ACCENTURE PLC                                                                                           127,254
       1,202  AUTOMATIC DATA PROCESSING INCORPORATED                                                                   52,119
       1,640  MANPOWER INCORPORATED                                                                                    92,004

                                                                                                                      271,377
                                                                                                              ---------------
COMPUTER TECHNOLOGIES: 3.01%
       3,204  HEWLETT-PACKARD COMPANY                                                                                 166,512
                                                                                                              ---------------
CRUDE PETROLEUM & NATURAL GAS: 1.57%
       1,140  NOBLE ENERGY INCORPORATED                                                                                87,096
                                                                                                              ---------------
DEPOSITORY INSTITUTIONS: 8.40%
       2,308  BANK OF NEW YORK MELLON CORPORATION                                                                      71,848
       2,578  JPMORGAN CHASE & COMPANY                                                                                109,771
       2,554  PNC FINANCIAL SERVICES GROUP INCORPORATED                                                               171,654
       4,170  US BANCORP                                                                                              111,631

                                                                                                                      464,904
                                                                                                              ---------------
E-COMMERCE/SERVICES: 3.38%
         356  GOOGLE INCORPORATED CLASS A+                                                                            187,057
                                                                                                              ---------------
EATING & DRINKING PLACES: 1.95%
       4,155  STARBUCKS CORPORATION                                                                                   107,947
                                                                                                              ---------------
ELECTRIC, GAS & SANITARY SERVICES: 5.63%
         980  AGL RESOURCES INCORPORATED                                                                               38,720
         856  CONSOLIDATED EDISON INCORPORATED                                                                         38,691
       3,686  EMERSON ELECTRIC COMPANY                                                                                192,520
       1,514  UGI CORPORATION                                                                                          41,620

                                                                                                                      311,551
                                                                                                              ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.62%
       1,757  ILLINOIS TOOL WORKS INCORPORATED                                                                         89,783
                                                                                                              ---------------
FOOD & KINDRED PRODUCTS: 2.75%
       2,135  GENERAL MILLS INCORPORATED                                                                              151,969
                                                                                                              ---------------

GENERAL MERCHANDISE STORES: 3.60%
       1,415  TARGET CORPORATION                                                                                       80,471
       2,560  TJX COMPANIES INCORPORATED                                                                              118,630

                                                                                                                      199,101
                                                                                                              ---------------
HEALTH SERVICES: 2.41%
       1,698  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                                             133,412
                                                                                                              ---------------
HOUSEHOLD PRODUCTS, WARE: 2.39%
       2,127  PROCTER & GAMBLE COMPANY                                                                                132,214
                                                                                                              ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 6.30%
       1,193  3M COMPANY                                                                                              105,783
       7,154  APPLIED MATERIALS INCORPORATED                                                                           98,582

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

SOCIAL SUSTAINABILITY FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
       3,653  CAMERON INTERNATIONAL CORPORATION+                                                              $       144,147

                                                                                                                      348,512
                                                                                                              ---------------
INSURANCE CARRIERS: 4.54%
       1,825  ACE LIMITED                                                                                              97,072
       2,424  PRUDENTIAL FINANCIAL INCORPORATED                                                                       154,069

                                                                                                                      251,141
                                                                                                              ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 2.25%
       1,629  BECTON DICKINSON & COMPANY                                                                              124,407
                                                                                                              ---------------
MEDICAL PRODUCTS: 2.23%
       2,153  STRYKER CORPORATION                                                                                     123,668
                                                                                                              ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 1.00%
         501  POTASH CORPORATION OF SASKATCHEWAN                                                                       55,361
                                                                                                              ---------------
MISCELLANEOUS RETAIL: 2.00%
       1,873  COSTCO WHOLESALE CORPORATION                                                                            110,657
                                                                                                              ---------------
MOTION PICTURES: 1.88%
       2,818  WALT DISNEY COMPANY                                                                                     103,815
                                                                                                              ---------------
NETWORKING: 2.75%
       5,659  CISCO SYSTEMS INCORPORATED+                                                                             152,340
                                                                                                              ---------------
OIL & GAS EXTRACTION: 3.79%
       1,291  APACHE CORPORATION                                                                                      131,372
       1,990  NOBLE CORPORATION                                                                                        78,585

                                                                                                                      209,957
                                                                                                              ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 3.01%
       3,199  BP PLC ADR                                                                                              166,828
                                                                                                              ---------------
PHARMACEUTICALS: 6.06%
       2,712  JOHNSON & JOHNSON                                                                                       174,382
       1,361  NOVARTIS AG ADR                                                                                          69,207
       5,499  PFIZER INCORPORATED                                                                                      91,943

                                                                                                                      335,532
                                                                                                              ---------------

PRIMARY METAL INDUSTRIES: 1.76%
       2,153  NUCOR CORPORATION                                                                                        97,574
                                                                                                              ---------------
RAILROAD TRANSPORTATION: 1.63%
       1,520  NORFOLK SOUTHERN CORPORATION                                                                             90,182
                                                                                                              ---------------
RETAIL-DRUG STORES: 2.74%
       4,115  CVS CAREMARK CORPORATION                                                                                151,967
                                                                                                              ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 3.44%
         898  FRANKLIN RESOURCES INCORPORATED                                                                         103,845
         598  GOLDMAN SACHS GROUP INCORPORATED                                                                         86,830

                                                                                                                      190,675
                                                                                                              ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS

                          PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

SOCIAL SUSTAINABILITY FUND

SHARES                                SECURITY NAME                                                                VALUE
------        -------------------------------------------------------------                                   ---------------
SOFTWARE: 5.59%
       3,283  ADOBE SYSTEMS INCORPORATED+                                                                     $       110,276
       6,529  MICROSOFT CORPORATION                                                                                   199,396

                                                                                                                      309,672
                                                                                                              ---------------
TELECOMMUNICATIONS: 3.15%
       2,854  QUALCOMM INCORPORATED                                                                                   110,564
       2,886  VODAFONE GROUP PLC ADR                                                                                   64,069

                                                                                                                      174,633
                                                                                                              ---------------
TRAVEL & RECREATION: 1.55%
       3,626  EXPEDIA INCORPORATED                                                                                     85,610
                                                                                                              ---------------
TOTAL COMMON STOCKS (COST $4,920,884)                                                                               5,484,592
                                                                                                              ---------------

                                                                                                 YIELD
                                                                                              -------------
SHORT-TERM INVESTMENTS: 1.05%
INVESTMENT COMPANIES: 1.05%
      58,252  WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND(u)~ (l)                          0.01%                58,252
                                                                                                              ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $58,252)                                                                            58,252
                                                                                                              ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $4,979,136)*                                                   100.12%                                        5,542,844
OTHER ASSETS AND LIABILITIES, NET                                     (0.12)                                          (6,368)
                                                                     ------                                   ---------------
TOTAL NET ASSETS                                                     100.00%                                  $     5,536,476
                                                                     ------                                   ---------------

+    NON-INCOME EARNING SECURITIES.

(l)  INVESTMENT IN AN AFFILIATE.

(u)  RATE SHOWN IS THE 7-DAY ANNUALIZED YIELD AT PERIOD END.

~ THE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN AN AFFILIATED MONEY MARKET FUND.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $4,983,795 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

GROSS UNREALIZED APPRECIATION   $590,158
GROSS UNREALIZED DEPRECIATION    (31,109)
                                --------
NET UNREALIZED APPRECIATION     $559,049

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Fund's Fair Valuation Procedures.

Investments in open-end mutual funds are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund's investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund's investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2010, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:


                                    1 | Page

WELLS FARGO ADVANTAGE SOCIAL SUSTAINABILITY FUND
NOTES TO PORTFOLIO OF INVESTMENTS -- APRIL 30, 2010 (UNAUDITED)

                                            SIGNIFICANT OTHER       SIGNIFICANT
                            QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
INVESTMENTS IN SECURITIES     (LEVEL 1)         (LEVEL 2)            (LEVEL 3)           TOTAL
-------------------------   -------------   -----------------   -------------------   ----------
EQUITY SECURITIES
   COMMON STOCKS              $5,484,592            $0                   $0           $5,484,592
INVESTMENTS COMPANIES             58,252             0                    0               58,252
                              ----------           ---                  ---           ----------
                              $5,542,844            $0                   $0           $5,542,844
                              ==========           ===                  ===           ==========


                                    2 | Page

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a) above.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Wells Fargo Funds Trust


                                        By:   /s/ Karla M. Rabusch
                                              ----------------------------------
                                              Karla M. Rabusch
                                              President

                                        Date: June 28, 2010


                                        By:   /s/ Kasey L. Phillips
                                              ----------------------------------
                                              Kasey L. Phillips
                                              Treasurer

                                        Date: June 28, 2010

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                        Wells Fargo Funds Trust


                                        By:   /s/ Karla M. Rabusch
                                              ----------------------------------
                                              Karla M. Rabusch
                                              President

                                        Date: June 28, 2010


                                        By:   /s/ Kasey L. Phillips
                                              ----------------------------------
                                              Kasey L. Phillips
                                              Treasurer

                                        Date: June 28, 2010